Investments under Cost Method	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
Investments under Cost Method
9.	INVESTMENTS UNDER COST METHOD

	December 31,
	2012	2013	2013
	RMB	RMB	US$
Global Market	10,463	10,147	1,676
Tophere	1,127	1,127	186

	11,590	11,274	1,862

At December 31, 2013, the Company owned 3,209,815 shares of Global Market Group Limited (“Global Market”) Series A preferred shares. These share amounts reflect a May 2012 1 for 5 reverse stock split by Global Market.

Because the Company cannot exercise significant influence over Global Market, the investment is accounted for under the cost method.

In November 2011, the Company received dividends of RMB920 (US$152), which is included in other income in the consolidated statement of operations.

In March 2012, the Company received dividends of RMB4 (US$1), which is included in other income in the consolidated statement of operations.

In June 2012, Global Market issued 7,459,550 ordinary shares, resulting in the dilution of the Company’s ownership interest from 3.55% to 3.28%.

In November 2007, the Company entered into an agreement with Hangzhou Tophere Info-Tech Inc. (“Tophere”), a Chinese business to business (“B2B”) food and beverage trade facilitator headquartered in Hangzhou, to acquire a 19.8% equity interest for a cash consideration of RMB4,500. Because the Company cannot exercise significant influence over Tophere, the investment is accounted for under the cost method.

In 2011, an impairment loss of RMB3,373 was recognized due to losses reported by Tophere.